Supplemental Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplemental Information [Abstract]
Supplemental Information

NOTE 23. SUPPLEMENTAL INFORMATION

Components of changes in non-cash working capital balances are as follows:

	2017	2016
Accounts receivable	$(41,309)	$11,688
Inventory	(3,902)	(429)
Accounts payable and accrued liabilities	(30,158)	(3,136)
	$(75,369)	$8,123
Pertaining to:
Operations	$(67,380)	$17,133
Investments	$(7,989)	$(9,010)

The components of accounts receivable are as follows:

	2017	2016
Trade	$178,433	$150,142
Accrued trade	91,708	87,685
Prepaids and other	52,444	55,855
	$322,585	$293,682

The components of accounts payable and accrued liabilities are as follows:

	2017	2016
Accounts payable	$87,436	$73,239
Accrued liabilities:
Payroll	58,550	59,595
Other	63,639	107,902
	$209,625	$240,736

Precision presents expenses in the consolidated statements of earnings by function with the exception of depreciation and amortization, gain on re-measurement of property, plant and equipment, loss on asset decommissioning, and impairment of property, plant and equipment, which are presented by nature. Operating expense and general and administrative expense would include $364.2 million and $13.5 million (2016 – $369.7 million and $14.4 million), respectively, of depreciation and amortization, gain on re-measurement of property, plant and equipment, loss on asset decommissioning and impairment of property, plant and equipment if the statements of earnings were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2017	2016
Wages, salaries and benefits	$580,482	$463,113
Purchased materials, supplies and services	433,827	275,840
Share-based compensation	1,934	36,205
	$1,016,243	$775,158
Allocated to:
Operating expense	$926,171	$661,715
General and administrative	90,072	107,689
Restructuring	—	5,754
	$1,016,243	$775,158